COMMITMENTS (Details Narrative) $ in Thousands			6 Months Ended
	Jun. 12, 2025 USD ($)	Jun. 12, 2025 ILS (₪)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Lease expiration date			Mar. 31, 2029
Lease payments			$ 271	$ 129
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments			42
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments			$ 498
Lease factory space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date			Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments			$ 17
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments			$ 202
Share purchase agreement [member] | Iron dove technologies inc [member]
IfrsStatementLineItems [Line Items]
Purchase price of share	$ 964	₪ 3,250,000